SCHEDULE OF INCOME TAX EXPENSES (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Income Tax Disclosure [Abstract]
Current income expenses
Deferred income tax expenses
Income tax expense